30) Deposits from banks (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits From Banks
Demand deposits	R$ 1,593,170	R$ 1,606,079
Interbank deposits	797,216	369,982
Securities sold under agreements to repurchase	217,108,353	174,100,023
Borrowings	23,966,470	29,272,183
Onlending	23,814,958	22,471,344
Total	R$ 267,280,167	R$ 227,819,611